Segment reporting (Tables)	12 Months Ended
Dec. 31, 2021
Segment reporting
Disclosure of operating segments [text block]
	2021	2020	2019
Primary geographical markets
Brazil	531,569	357,717	311,699
EUA	31,701	26,828	20,143
South Africa	2,131	4,454	8,070
Argentina	5,875	2,829	-
Mexico	11,037	5,489	-
Switzerland	8,118	18,024	-
Others	21,893	14,360	14,123
Total	612,324	429,701	354,035